Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Loss Per Share [Abstract]
Net loss attributable to the company's common shareholders	$ (3,312,215)	$ (3,445,375)
Weighted average shares outstanding - Basic and diluted	17,806,586	17,501,354
Loss per share - Basic and diluted	$ (0.19)	$ (0.20)